Related-party Information (Schedule of Transactions with Related Parties (Excluding Associates)) (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Sale of electricity	$ 94,264	$ 88,004	$ 80,416
Cost Of Sales Amount	(658)	7,802	16
Dividend received from associate	727,309	143,964	0
Other Income Net Related Party Transactions	0	(337)	(90)
Financing expenses, net	580	39,901	2,156
Interest Expenses Capitalized To Property Plant And Equipment	$ 0	$ 0	$ 119